Share-based Compensation - Valuation assumptions (Details) - Share options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation assumptions
Expected volatility, minimum	49.60%	47.80%	42.50%
Expected volatility, maximum	52.10%	48.40%	45.80%
Weighted average volatility	50.80%	48.30%	43.30%
Expected dividends
Risk-free rate, minimum	1.40%	2.60%	1.50%
Risk-free rate, maximum	2.40%	2.80%	2.30%
Contractual term (in years)	6 years	6 years	6 years